	CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments				July 31, 2023 (unaudited)
				Shares		Fair Value
0.81% MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional Class 5.13%(A) . . . . . . . .			3,608,761		$3,608,761
5.62% EXCHANGE TRADED FUNDS						$25,132,671
	SPDR S&P 500 ETF Trust . . . . . . . . .				54,900
95.86% PURCHASED OPTIONS
		Number
		of	Notional	Exercise	Expiration
94.49%	Description	Contracts	Amount	Price	Date	Value
	CALL OPTIONS
	SPDR S&P 500
	ETF Trust . .	880	$40,285,520	$ 0.01	02/20/24	$40,076,670
	SPDR S&P 500
	ETF Trust . .	456	20,875,224	0.01	06/18/25	20,484,949
	SPDR S&P 500
	ETF Trust . .	672	30,763,488	0.01	06/24/24	30,470,792
	SPDR S&P 500
	ETF Trust . .	368	16,846,672	0.01	07/15/26	16,525,980
	SPDR S&P 500
	ETF Trust . .	1,902	87,071,658	0.01	08/19/24	86,243,219
	SPDR S&P 500
	ETF Trust . .	1,011	46,282,569	0.01	11/16/23	46,176,239
	SPDR S&P 500
	ETF Trust . .	2,380	108,954,020	0.01	12/18/24	107,876,722
	SPDR S&P 500
	ETF Trust . .	607	27,787,853	0.01	08/17/23	27,788,085
	SPDR S&P 500
	ETF Trust . .	1,034	47,335,486	0.01	03/21/25	46,450,521
	TOTAL CALL OPTIONS PURCHASED . . .			. . . . . . . . . .		422,093,177
1.38%	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	434.94	06/18/24	1,131,008
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	455.20	07/17/24	1,709,016
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	386.23	12/20/23	217,417
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	415.23	05/16/24	789,513
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	395.45	11/16/23	175,748
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	426.65	08/17/23	18,315

1

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments - continued				July 31, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	SPDR S&P 500
	ETF Trust . .	821	$37,584,559	$ 391.49	01/18/24	$300,752
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	414.14	04/18/24	704,412
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	368.50	10/19/23	59,121
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	389.28	03/21/24	425,293
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	377.39	09/21/23	34,361
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	413.98	02/22/24	543,285
	TOTAL PUT OPTIONS PURCHASED . . . .			. . . .	. . . . .	6,108,241
95.86% TOTAL PURCHASED OPTIONS . . . . . .				. . . . .	. . . . .	428,201,418
102.29%	TOTAL INVESTMENTS . . . . . . . . . .			. . . .	. . . . .	456,942,850
(2.30%)	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .					(10,259,475)
100.00%	NET ASSETS . . . . . . . . . . . . . .			. . . . .	. . . . .	$446,683,375
(2.07%)	OPTIONS WRITTEN
		Number
		of	Notional	Exercise	Expiration
(0.35%)	Description	Contracts	Amount	Price	Date	Value
	CALL OPTIONS
	SPDR S&P 500
	ETF Trust . .	821	$37,584,559	$ 493.01	05/15/24	$(1,061,758)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	497.56	11/15/23	(108,834)
	SPDR S&P 500
	ETF Trust . .	780	35,707,620	516.03	08/17/23	(70)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	471.97	01/18/24	(1,085,708)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	497.84	04/18/24	(740,631)
	SPDR S&P 500
	ETF Trust . .	790	36,165,410	474.05	10/19/23	(348,010)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	496.20	02/21/24	(519,581)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	470.31	03/21/24	(1,597,295)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	475.26	09/21/23	(160,668)

2

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments - continued				July 31, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	SPDR S&P 500
	ETF Trust . .	821	$37,584,559	$ 479.07	12/21/23	$(623,050)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	516.61	06/18/24	(571,850)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	541.41	07/17/24	(239,704)
	TOTAL CALL OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . . . . . . . . . . . .					(7,057,159)
(1.72%)	PUT OPTIONS
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	391.45	06/19/24	(603,159)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	373.71	05/16/24	(413,094)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	355.91	11/16/23	(79,137)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	383.99	08/17/23	(5,382)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	352.34	01/18/24	(151,982)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	372.73	04/18/24	(366,376)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	331.65	10/19/23	(31,217)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	350.35	03/21/24	(231,961)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	339.65	09/21/23	(17,423)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	347.61	12/21/23	(109,943)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	372.58	02/22/24	(270,058)
	SPDR S&P 500
	ETF Trust . .	821	37,584,559	409.68	07/17/24	(791,601)
	TOTAL PUT OPTIONS WRITTEN . . . . . .			. . . . . . . . .		(3,071,333)
(2.07%)	TOTAL OPTIONS WRITTEN . . . . . . . .			. . . . . . . . .		$(10,128,492)

3

QUARTERLY REPORT

CBOE VEST US LARGE CAP 10% BUFFER FUND

Schedule of Investments - continued	July 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

	Level 1		Level 2	Level 3
			Other
			Significant	Significant
	Quoted Prices		Observable	Unobservable	Total
			Inputs	Inputs
MONEY MARKET . . .	$3,608,761				$3,608,761
EXCHANGE TRADES			—	$—	25,132,671
FUNDS . . . . . . .	25,132,671	$
PURCHASED OPTIONS .			$428,201,418	$—	428,201,418
TOTAL INVESTMENTS .	$28,741,432		$428,201,418	$—	$456,942,850
OPTIONS WRITTEN . .
	$—		$(10,128,492)	$—	$(10,128,492)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2023.

At July 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $406,257,162 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$ 64,423,407
Gross unrealized depreciation . . . .	(23,866,211)
Net unrealized appreciation . . . . .	$ 40,557,196

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QUARTERLY REPORT